Acquisition of Verb Direct (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Fair Value of Assets Assumed and Liabilities Acquired

The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Assets Acquired:
Other current assets	$2,004,000
Property and equipment	58,000
Other assets	1,302,000	$3,364,000
Liabilities Assumed:
Current liabilities	(2,153,000)
Long-term liabilities	(1,068,000)	(3,221,000)
Intangible assets		6,340,000
Goodwill		16,337,000
Purchase Price		$22,820,000

The allocation of the purchase price was completed on December 31, 2019 through the assistance of a valuation specialist. The following table summarizes the assets acquired, liabilities assumed and purchase price allocation:

Assets Acquired:
Other current assets	$2,004,000
Property and equipment	58,000
Other assets	1,302,000	$3,364,000
Liabilities Assumed:
Current liabilities	(2,153,000)
Long-term liabilities	(1,068,000)	(3,221,000)
Intangible assets		6,340,000
Goodwill		16,337,000
Purchase Price		$22,820,000

Schedule of Amortization Expense for Future Periods for Intangible Assets

The following table summarizes the amortization expense to be recorded in future periods for intangible assets that are subject to amortization:

Year ending	Amortization
2020	$1,255,000
2021	1,195,000
2022	1,135,000
2023	1,075,000
2024 and thereafter	265,000
Total amortization	$4,925,000

Schedule of Pro Forma Statements of Operations

The unaudited pro forma statements of operations for the periods ended March 31, 2020 and 2019 give effect to the transaction to the merger as if it had occurred on January 1, 2019.

	Three Months Ended March 31, 2020	Three Months Ended March 31, 2019
	(unaudited)	(Proforma, unaudited)
Digital	$1,457,000	$1,059,000
Welcome kits and fulfilment	728,000	2,265,000
Shipping	169,000	677,000
Total Revenue	2,354,000	4,001,000

Cost of revenue	1,063,000	2,248,000

Gross margin	1,291,000	1,753,000

Operating expenses	5,151,000	4,782,000

Other income (expense), net	1,914,000	(251,000)

Net loss	(1,946,000)	(3,280,000)

Deemed dividends to Series A stockholders	(3,951,000)	-

Net loss attributed to common stockholders	$(5,897,000)	$(3,280,000)

Loss per share	$(0.23)	$(0.21)
Weighted average number of common shares outstanding - basic and diluted	25,992,426	15,566,835

The unaudited pro forma statements of operations for the year ended December 31, 2019 and 2018 give effect to the transaction to the merger as if it had occurred on January 1, 2018.

	Year Ended December 31, 2019	Year Ended December 31, 2018
	(Proforma, unaudited)	(Proforma, unaudited)
Digital	$5,290,000	$3,734,000
Welcome kits and fulfilment	6,178,000	7,258,000
Shipping	1,624,000	1,774,000
Total Revenue	13,092,000	12,766,000

Cost of revenue	7,088,000	7,173,000

Gross margin	6,004,000	5,593,000

Operating expenses	22,048,000	14,295,000

Other expense, net	(99,000)	(4,326,000)

Loss before income tax provision	(16,143,000)	(13,028,000)

Income tax provision	2,000	1,000

Net loss	$(16,145,000)	$(13,029,000)

Loss per share	$(0.76)	$(0.99)
Weighted average number of common shares outstanding - basic and diluted	21,116,207	13,198,681

Schedule of Results of Operation of Subsidiary

Results of operation of Verb Direct subsequent to the acquisition are as follows:

Period April 1, 2019 through December 31, 2019

Revenue	$9,041,000
Cost of revenue	4,766,000
Operating expenses	6,308,000
Other income expense	(11,000)
Net loss	$(2,044,000)